Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities	14. Other Non-Current Liabilities Other non-current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Fractional ownership deposits	$47,140	$30,342
Other	—	—
	$47,140	$30,342